Summary of accounting policies (Policies)	6 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Description of business
Description of business—
Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.
Nomura operates its business through various divisions based on the nature of specific products and services, its main client base and management structure. Nomura reports operating results through three business segments: Wealth Management, Investment Management and Wholesale. Nomura renamed the Retail Division as the “Wealth Management Division”, effective April 1, 2024 to reflect the transformation of business model.
In its Wealth Management segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Investment Management segment, Nomura mainly provides various investment management services and investment solutions such as establishing and managing investment trusts, discretionary investment services for Japanese and overseas investors, investment and management for investment vehicles and for funds for institutional investors, and management of silent partnerships (“
Tokumei kumiai
”). In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, foreign exchange contracts and derivatives globally, and provides investment banking services such as the underwriting and distribution of debt and equity securities as well as mergers and acquisitions and financial advisory.
The accounting and financial reporting policies of Nomura are based on accounting principles generally accepted in the United States (“U.S. GAAP”) as applicable to broker-dealers including Accounting Standard Codification (“ASC”) 940 “
Financial Services
—
Brokers and Dealers
” (“ASC 940”). A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form
20-F
for the year ended March 31, 2024 as filed on June 26, 2024 as amended by certain new accounting pronouncements adopted by the Company during the six months ended September 30, 2024 and discussed further below.

Use of estimates
Use of estimates—
There have been no significant adverse changes in accounting estimates used by management which have had a significant adverse effect on the Company’s financial position or financial performance during the six months ended September 30, 2024.

New accounting pronouncements recently adopted
New accounting pronouncements recently adopted—
The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted since April 1, 2024, the date of adoption by Nomura and whether the new accounting pronouncement has had a material financial impact on these consolidated financial statements on adoption or prospectively since adoption:

Pronouncement	Summary of new guidance	Adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2022-03 “Fair value measurement (Topic 820)”
•  Clarifies that a contractual sale restriction is an entity-specific characteristic and therefore should not be considered in the fair value measurement of an equity security.

•  Enhances disclosures for fair value of investments in equity securities subject to contractual sale restrictions, nature and remaining duration of the restrictions and circumstances that could cause a lapse in the restrictions.

		Nomura has adopted the amendments prospectively from April 1, 2024.	No material financial impact on initial adoption or since adoption.

Voluntary change in accounting policy—
Effective from April 1, 2024, Nomura has changed its accounting policy in respect of how accounting guidance provided by Accounting Standard Codification (“ASC”) 940
“Financial Services — Brokers and Dealers”
(“ASC 940”) is applied to the Company and its consolidated subsidiaries. For the year ended March 31, 2024 and in prior financial years, Nomura applied ASC 940 on a consolidated basis to all entities included within the consolidated financial statements of Nomura. Effective from April 1, 2024, the Company and consolidated subsidiaries that are not registered as a broker-dealer
(“non-BD
entities”) no longer apply ASC 940.
This accounting policy change is primarily due to a planned expansion of Nomura’s banking and investment management business and is therefore intended to allow certain non-BD
entities to prospectively classify purchases of new
non-trading
debt securities as either held to maturity (“HTM”) or available for sale (“AFS”) as defined in ASC 320 “
Investments—Debt Securities
”.
Non-trading
debt securities classified as HTM are securities that a
non-BD
entity has both the ability and the intent to hold until maturity and are carried at amortized cost, while non-trading
debt securities classified as AFS are carried at fair value with changes in fair value reported in the consolidated statements of comprehensive income, net of applicable income taxes within
Other comprehensive income (loss)
and in the consolidated balance sheets, net of applicable income taxes within
Accumulated other comprehensive income (loss)
, a component of NHI shareholders’ equity.
As retrospective application of this accounting policy change is impracticable since it would require use of hindsight regarding historical accounting matters such as the initial classification of non-trading
debt securities, Nomura has applied this new accounting policy prospectively from April 1, 2024.
As part of this accounting policy change, existing loans for trading purposes and non-trading
debt securities held by
non-BD
entities have been elected for the fair value option on April 1, 2024 and therefore continue to be measured at fair value through earnings. A similar election has been made for subsequent originations or purchases of loans held for trading purposes and a part of non-trading
debt securities through to September 30, 2024. Such loans continue to be reported in
Trading assets
in the consolidated balance sheets with changes in fair value reported in
Revenue – Net gain on trading
in the consolidated statements of income. Similarly,
non-trading
debt securities held by
non-BD
entities elected for the fair value option continue to be reported in
Non-trading
debt securities
in the consolidated balance sheets which changed in fair value reported in
Revenue – Other
in the consolidated statements of income.
Following the accounting policy change, fair value changes of non-trading
debt securities acquired on or after April 1, 2024 and classified as HTM or AFS by non-BD
entities are not recognized through earnings, unless an impairment loss is recognized.
There has not been a material financial impact on these consolidated financial statements on initial adoption of the accounting policy change or since adoption, namely during the six months ended September 30, 2024.

Future accounting developments
Future accounting developments—
The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after October 1, 2024, the expected date of adoption by Nomura and whether the new accounting pronouncement may have a material financial impact on these consolidated financial statements on initial adoption or prospectively:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated financial statements
ASU 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”
•  Enhances segment reporting by introducing incremental interim and annual disclosure requirements for more disaggregated expense information about a public entity’s reportable segments and expanding frequency of existing segment disclosures.

•  Requires annual disclosures of information about the chief operating decision maker.

•  Clarifies circumstances where disclosure of more than one measure of a segment’s profit or loss are permitted.

		Nomura currently plans to adopt the amendments retrospectively from March 31, 2025.	No material financial impact expected.

ASU 2023-08 “Intangibles—Goodwill and Other—Crypto Assets (Subtopic 350-60): Accounting for and Disclosure of Crypto Assets”
•  Requires all
in-scope
crypto assets be subsequently measured at fair value at each reporting period through earnings.

•  Presentation of
in-scope
crypto assets in the financial statements to be shown separately from other intangible assets.

•  Introduces new disclosure requirements for
in-scope
crypto assets applicable to all entities.
		Nomura currently plans to adopt the amendments based on a modified retrospective approach from April 1, 2025.	No material financial impact expected.

ASU 2023-09 “Income Taxes (Topic 740): Improvements to Income Tax Disclosures”
•  Introduces incremental annual disclosures for disaggregated information about an entity’s effective tax rate reconciliation and information on income taxes paid.

•  Removes certain existing disclosure requirements in relation to unrecognized tax benefits and temporary differences for which a deferred tax liability is not recognized.

		Nomura currently plans to adopt the amendments prospectively from April 1, 2025.	No material financial impact expected.